                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5912
-------------------------------------------------------------------------------

                            MFS SPECIAL VALUE TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: October 31
-------------------------------------------------------------------------------

                    Date of reporting period: April 30, 2006
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Mutual Funds                                                    04/30/06

SEMIANNUAL REPORT

MFS(R) SPECIAL VALUE TRUST

A path for pursuing opportunity

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

[graphic omitted]

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

MFS(R) SPECIAL VALUE TRUST                                              4/30/06

The trust seeks to maintain an annual distribution rate of 10% based on its average daily net asset value, while seeking opportunities for capital appreciation.

New York Stock Exchange Symbol:  MFV

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
PORTFOLIO MANAGERS' PROFILES                       3
----------------------------------------------------
PERFORMANCE SUMMARY                                4
----------------------------------------------------
DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN       6
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           7
----------------------------------------------------
FINANCIAL STATEMENTS                              19
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     23
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            31
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     32
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             32
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    32
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe.

Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor? In times like these, it helps to know that you're working with a seasoned investment professional who has experience to guide you through difficult times. At MFS(R), we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer - through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    June 15, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Bonds                                      67.3%
              Stocks                                     26.7%
              Preferred Stocks                            3.3%
              Cash & Other Net Assets                     2.0%
              Convertible Preferred Stocks                0.7%

              TOP FIVE INDUSTRIES (i)

              Automotive                                  8.4%
              ------------------------------------------------
              Broadcasting                                8.3%
              ------------------------------------------------
              Network & Telecommunications                5.7%
              ------------------------------------------------
              Medical & Health Technology &
              Services                                    4.8%
              ------------------------------------------------
              Cable Television                            4.3%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                         0.2%
              ------------------------------------------------
              A                                           0.1%
              ------------------------------------------------
              BBB                                         2.3%
              ------------------------------------------------
              BB                                         18.2%
              ------------------------------------------------
              B                                          44.2%
              ------------------------------------------------
              CCC                                        30.2%
              ------------------------------------------------
              CC                                          0.5%
              ------------------------------------------------
              Not Rated                                   4.3%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         4.5
              ------------------------------------------------
              Average Life (m)                        8.5 yrs.
              ------------------------------------------------
              Average Maturity (m)                    9.2 yrs.
              ------------------------------------------------
              Average Credit Quality of
              Rated Securities (a)                           B
              ------------------------------------------------
              Average Short Term Credit Quality            A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre- refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 4/30/06.

Percentages are based on net assets as of 4/30/06, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO MANAGERS' PROFILES

John F. Addeo, CFA, is Vice President and Associate Director of Fixed Income Research of MFS Investment Management(R) (MFS(R)) and a portfolio manager of the high-yield bond portfolios for our mutual funds, variable annuities, offshore accounts and closed-end funds. John joined MFS as a research analyst in 1998 and became portfolio manager in 2001. He was named Associate Director of Fixed Income Research in 2004. He received a Bachelor of Science degree from Siena College in 1984. He holds the Chartered Financial Analyst (CFA) designation.

Kenneth J. Enright, CFA, is Senior Vice President and Director of Value Portfolio Management of MFS Investment Management(R) (MFS(R)) and a portfolio manager of the value and total return, or balanced, portfolios of our mutual funds, variable annuities, and offshore investment products. Ken joined MFS in 1986 as a research analyst. He was named Assistant Vice President in 1987 and Vice President in 1988. He followed business services, coal, natural gas, oil, retail store, and supermarket stocks as an analyst prior to being named portfolio manager in 1993. He was named Senior Vice President in 1999 and Director of Value Portfolio Management. Ken is a graduate of Boston State College and received an M.B.A. degree from Babson College. He is a member of The Boston Security Analysts Society, Inc., and holds the Chartered Financial Analyst (CFA) designation.

Scott B. Richards, CFA, is Vice President of MFS Investment Management(R) (MFS(R)) and a portfolio manager for high-yield portfolios of our mutual funds, variable annuities, closed end funds and offshore accounts. Scott joined MFS in May 2004 with more than 24 years experience as a high-yield bond portfolio manager and research director at several leading investment management firms. He earned an M.B.A. degree from the Amos Tuck School at Dartmouth College in 1984 and a bachelor's degree in applied economics from Cornell University in 1981. He holds the Chartered Financial Analyst (CFA) designation and is a member of The Boston Security Analysts Society, Inc.

PERFORMANCE SUMMARY THROUGH 4/30/06

All results are historical. Investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than their original cost. More recent returns may be more or less than those shown. Past performance is no guarantee of future results.

PRICE SUMMARY

Six months ended
    4/30/06

                                              Date                     Price

Net asset value per share                      4/30/06                   $9.82
------------------------------------------------------------------------------
                                              10/31/05                   $9.66
------------------------------------------------------------------------------
New York Stock Exchange Price                  4/30/06                   $9.86
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                                              11/01/05  (high) (t)      $10.93
------------------------------------------------------------------------------
                                              12/29/05  (low) (t)        $9.17
------------------------------------------------------------------------------
                                              10/31/05                  $10.85

TOTAL RETURNS VS BENCHMARKS

Six months ended
    4/30/06

New York Stock Exchange Price (r)                                       -4.50%
------------------------------------------------------------------------------
Net asset value (r)                                                      6.82%
------------------------------------------------------------------------------
Lehman Brothers U.S. High-Yield Corporate Bond Index (f)                 4.97%
------------------------------------------------------------------------------
Russell 1000 Value Index (f)                                            12.87%

(f) Source: FactSet Research Systems, Inc.
(r) Includes reinvestment of dividend and capital gain distributions.
(t) For the period November 1, 2005 through April 30, 2006.

INDEX DEFINITIONS

Lehman Brothers U.S. High-Yield Corporate Bond Index - measures the universe of non-investment grade, fixed rate debt. Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded.

Russell 1000 Value Index - constructed to provide a comprehensive barometer for the value securities in the large-cap segment of the U.S. equity universe. Companies in this index generally have lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

The trust's shares may trade at a discount to net asset value. Shareholders do not have the right to cause the trust to repurchase their shares at net asset value. When trust shares trade at a premium, buyers pay more than the net asset value underlying trust shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the trust's liquidation. As a result, the total returns that are calculated based on the net asset value and New York Stock Exchange prices can be different.

The trust's monthly distributions may include a return of capital to shareholders. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder's basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital have the effect of reducing the trust's assets and may increase the trust's expense ratio.

The trust's target annual distribution rate is calculated based on the trust's average daily net asset value, not a fixed share price, and the trust's dividend amount will fluctuate with changes in the trust's average daily net assets.

From time to time the trust may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

Stock markets are volatile and can decline due to adverse issuer, political, regulatory or economic conditions. The value of the portfolio's equity investments will fluctuate in response to many factors including company specific factors as well as general market conditions. Foreign investments can be more volatile than U.S. investments. Changes in currency exchange rates may affect the portfolio's net asset value, the value of dividends and interest earned and gains and losses realized on the sale of securities. Investing in emerging markets can involve risks in addition to those generally associated with investing in more developed foreign markets. The portfolio's yield and share prices change daily based on the credit quality of its investments and changes in interest rates. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Debt securities with longer maturity dates will be subject to greater price fluctuations than those with shorter maturities. Derivatives involve risks different from, and greater than, those of the underlying indicator's in whose value the derivative is based. The value of the derivative can move in unexpected ways and result in unanticipated losses and increased volatility if the value of the underlying indicator(s) does not move in the direction or the extent anticipated. Lower quality debt securities involve substantially greater risk of default and their value can decline significantly over time. When you sell shares, they may be worth more or less than the amount you paid for them.

Please see the prospectus for further information regarding these and other risk considerations.

These risks will increase share price volatility.

In accordance with Section 23(c) of the Investment Company Act of 1940, the trust hereby gives notice that it may from time to time repurchase shares of the trust in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

The trust offers a Dividend Reinvestment and Cash Purchase Plan that allows you to reinvest either all of the distributions paid by the trust or only the long-term capital gains. Purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a discounted price of either the net asset value or 95% of the market price, whichever is greater. Twice each year you can also buy shares. Investments may be made in any amount over $100 in January and July on the 15th of the month or shortly thereafter.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the plan on your behalf. If the nominee does not offer the plan, you may wish to request that your shares be re-registered in your own name so that you can participate.

There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the trust. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the commissions. The automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

To enroll in or withdraw from the plan, or if you have any questions, call 1-800-637-2304 any business day from 8 a.m. to 8 p.m. Eastern time. Please have available the name of the trust and your account and Social Security numbers. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw from the plan, you can receive the value of the reinvested shares in one of two ways: a check for the value of the full and fractional shares, or a certificate for the full shares and a check for the fractional shares.

PORTFOLIO OF INVESTMENTS (unaudited) - 4/30/06

The Portfolio of Investments is a complete list of all securities owned by your trust.
It is categorized by broad-based asset classes.

Bonds - 66.4%
-------------------------------------------------------------------------------------------------------
ISSUER                                                                  SHARES/PAR            VALUE ($)
-------------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 4.6%
-------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                            $    350,000         $    350,875
EchoStar DBS Corp., 6.375%, 2011                                           150,000              146,437
Granite Broadcasting Corp., 9.75%, 2010                                    340,000              307,700
Hughes Network Systems LLC, 9.5%, 2014 (a)                                 145,000              147,719
Inmarsat Finance II PLC, 0% to 2008, 10.375% to 2012                       360,000              309,600
Intelsat Ltd., 0% to 2010, 9.25% to 2015 (a)                               180,000              130,500
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                         135,000              140,400
LBI Media Holdings, Inc., 0% to 2008, 11% to 2013                          875,000              657,344
Panamsat Holding Corp., 0% to 2009, 10.375 to 2014                         640,000              462,400
Sirius Satellite Radio, Inc., 9.625%, 2013                                 330,000              322,575
Young Broadcasting, Inc., 10%, 2011                                        110,000              100,375
                                                                                           ------------
                                                                                           $  3,075,925
-------------------------------------------------------------------------------------------------------
Aerospace - 0.4%
-------------------------------------------------------------------------------------------------------
DRS Technologies, Inc., 7.625%, 2018                                  $    250,000         $    256,562
-------------------------------------------------------------------------------------------------------
Airlines- 0.8%
-------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 8.307%, 2018                              $    210,553         $    201,537
Continental Airlines, Inc., 6.795%, 2018                                   313,448              297,049
Continental Airlines, Inc., 7.566%, 2020                                    55,017               51,908
                                                                                           ------------
                                                                                           $    550,494
-------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.1%
-------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 9.75%, 2015                                       $    345,000         $    363,975
Propex Fabrics, Inc., 10%, 2012                                            395,000              371,300
                                                                                           ------------
                                                                                           $    735,275
-------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 3.1%
-------------------------------------------------------------------------------------------------------
Anthracite CDO Ltd., 6%, 2037 (a)                                     $    450,000         $    388,266
Asset Securitization Corp., FRN, 8.7832%, 2029 (a)                         700,000              665,212
Falcon Franchise Loan LLC, FRN, 3.3789%, 2025 (a)(i)                       596,204               97,956
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                     250,000              249,937
Morgan Stanley Capital I, Inc., FRN, 1.4958%, 2039 (a)(i)                  697,506               48,008
Preferred Term Securities XII Ltd., 9.8%, 2033 (a)(e)                      225,000              202,781
Preferred Term Securities XVI Ltd., 14%, 2035 (a)(e)                       300,000              281,625
Preferred Term Securities XVII Ltd., 9.3%, 2035 (a)(e)                     187,000              167,833
                                                                                           ------------
                                                                                           $  2,101,618
-------------------------------------------------------------------------------------------------------
Automotive - 6.5%
-------------------------------------------------------------------------------------------------------
Advanced Accessory Systems LLC, 10.75%, 2011                          $     60,000         $     47,400
Cooper Standard Automotive, Inc., 8.375%, 2014                             265,000              215,975
Ford Motor Credit Co., 6.625%, 2008                                        612,000              575,001
Ford Motor Credit Co., 5.625%, 2008                                        120,000              109,229
Ford Motor Credit Co., 5.8%, 2009                                          243,000              219,951
Ford Motor Credit Co., 8.625%, 2010                                        125,000              118,235
Ford Motor Credit Co., 7%, 2013                                             92,000               80,949
General Motors Acceptance Corp., 6.125%, 2008                              101,000               97,272
General Motors Acceptance Corp., 5.85%, 2009                                40,000               37,609
General Motors Acceptance Corp., 6.75%, 2014                             1,125,000            1,025,353
General Motors Acceptance Corp., 8%, 2031                                  693,000              657,111
General Motors Corp., 8.375%, 2033                                         196,000              146,020
Goodyear Tire & Rubber Co., 9%, 2015                                       490,000              504,700
Lear Corp., 8.11%, 2009                                                    389,000              380,247
Lear Corp., 5.75%, 2014                                                    115,000               96,600
                                                                                           ------------
                                                                                           $  4,311,652
-------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 0.5%
-------------------------------------------------------------------------------------------------------
ATF Bank JSC, 9.25%, 2012 (a)                                         $    219,000         $    226,117
Russian Standard Finance S.A., 8.625%, 2011 (a)                            101,000              101,000
                                                                                           ------------
                                                                                           $    327,117
-------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 4.2%
-------------------------------------------------------------------------------------------------------
Cablevision Systems Corp., 8%, 2012                                   $    180,000         $    179,550
CCH I Holdings LLC, 9.92%, 2014                                            358,000              221,960
CCH I Holdings LLC, 11%, 2015                                              758,000              674,620
Corsair, FRN, 11.0747%, 2016                                               200,000              200,500
CSC Holdings, Inc., 6.75%, 2012 (a)                                        110,000              109,450
Kabel Deutschland, 10.625%, 2014 (a)                                       230,000              248,400
Mediacom LLC, 9.5%, 2013                                                   440,000              449,900
Telenet Group Holdings N.V., 0% to 2008, 11.5% to 2014 (a)                 510,000              422,025
Time Warner Entertainment Co. LP, 8.375%, 2033                             278,000              317,979
                                                                                           ------------
                                                                                           $  2,824,384
-------------------------------------------------------------------------------------------------------
Building - 1.8%
-------------------------------------------------------------------------------------------------------
Goodman Global Holdings, Inc., 7.875%, 2012                           $    305,000         $    305,000
Interface, Inc., 10.375%, 2010                                             180,000              197,100
Interface, Inc., 9.5%, 2014                                                170,000              176,800
Nortek Holdings, Inc., 8.5%, 2014                                           65,000               66,625
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                          632,000              481,110
                                                                                           ------------
                                                                                           $  1,226,635
-------------------------------------------------------------------------------------------------------
Business Services - 0.6%
-------------------------------------------------------------------------------------------------------
Northern Telecom Corp., 6.875%, 2023                                  $     75,000         $     69,938
Northern Telecom Corp., 7.875%, 2026                                        45,000               44,213
SunGard Data Systems, Inc., 10.25%, 2015 (a)                               265,000              284,875
                                                                                           ------------
                                                                                           $    399,026
-------------------------------------------------------------------------------------------------------
Chemicals - 4.3%
-------------------------------------------------------------------------------------------------------
ARCO Chemical Co., 9.8%, 2020                                         $     50,000         $     56,000
Basell AF SCA, 8.375%, 2015 (a)                                            320,000              317,200
Crystal U.S. Holdings LLC, "A", 0% to 2009, 10% to 2014                     36,000               28,800
Crystal U.S. Holdings LLC, "B", 0% to 2009, 10.5% to 2014                  455,000              359,450
Equistar Chemicals, 10.625%, 2011                                           80,000               87,200
Huntsman International LLC, 10.125%, 2009                                    1,000                1,017
Huntsman International LLC, 7.375%, 2015 (a)                               175,000              175,437
KI Holdings, Inc., 0% to 2009, 9.875% to 2014                              547,000              404,780
Lyondell Chemical Co., 11.125%, 2012                                       340,000              375,700
Nalco Co., 8.875%, 2013                                                    505,000              521,413
Polypore, Inc., 8.75%, 2012                                                195,000              184,763
Resolution Performance Products LLC, 13.5%, 2010                           340,000              363,800
Rockwood Specialties Group, Inc., 10.625%, 2011                              4,000                4,340
                                                                                           ------------
                                                                                           $  2,879,900
-------------------------------------------------------------------------------------------------------
Construction - 0.2%
-------------------------------------------------------------------------------------------------------
Technical Olympic USA, Inc., 7.5%, 2015                               $    145,000         $    129,775
-------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.9%
-------------------------------------------------------------------------------------------------------
Affinion Group, Inc., 11.5%, 2015 (a)                                 $    195,000         $    199,875
GEO Group, Inc., 8.25%, 2013                                               210,000              213,675
Jarden Corp., 9.75%, 2012                                                  105,000              109,200
Playtex Products, Inc., 9.375%, 2011                                        65,000               67,763
Revlon Consumer Products Corp., 9.5%, 2011                                 375,000              367,500
Worldspan Financing Corp., FRN, 10.9988%, 2011                             330,000              320,925
                                                                                           ------------
                                                                                           $  1,278,938
-------------------------------------------------------------------------------------------------------
Containers - 0.9%
-------------------------------------------------------------------------------------------------------
Crown Americas, 7.75%, 2015 (a)                                       $    215,000         $    220,912
Graham Packaging Co. LP, 9.875%, 2014                                      215,000              220,912
Owens-Brockway Glass Container, Inc., 8.25%, 2013                          160,000              164,400
                                                                                           ------------
                                                                                           $    606,224
-------------------------------------------------------------------------------------------------------
Defense Electronics - 0.2%
-------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc, 6.125%, 2014                        $    130,000         $    124,800
-------------------------------------------------------------------------------------------------------
Electronics- 0.1%
-------------------------------------------------------------------------------------------------------
Magnachip Semiconductor S.A., 8%, 2014                                $     20,000         $     18,650
Sensata Technologies B.V., 8%, 2014 (a)                                     50,000               50,250
                                                                                           ------------
                                                                                           $     68,900
-------------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 0.6%
-------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013 (a)                                         $    150,000         $    177,375
Gazprom OAO, 9.625%, 2013                                                   60,000               70,950
Pemex Project Funding Master Trust, 8.625%, 2022                           143,000              165,594
                                                                                           ------------
                                                                                           $    413,919
-------------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.6%
-------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 8.875%, 2019                           $    242,000         $    278,905
Republic of Panama, 9.375%, 2029                                            93,000              116,111
Republic of Panama, 6.7%, 2036                                              28,000               27,440
                                                                                           ------------
                                                                                           $    422,456
-------------------------------------------------------------------------------------------------------
Energy - Independent - 0.8%
-------------------------------------------------------------------------------------------------------
Belden & Blake Corp., 8.75%, 2012                                     $    280,000         $    287,700
Chesapeake Energy Corp., 6.875%, 2016                                      130,000              128,050
Whiting Petroleum Corp., 7%, 2014                                          135,000              133,650
                                                                                           ------------
                                                                                           $    549,400
-------------------------------------------------------------------------------------------------------
Entertainment - 1.9%
-------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 11%, 2016 (a)                                $    180,000         $    195,300
HRP Myrtle Beach Operations, FRN, 9.8181%, 2012 (a)                        155,000              155,775
Marquee Holdings, Inc., 0% to 2009, 12% to 2014                            415,000              299,837
Six Flags, Inc., 9.75%, 2013                                               390,000              396,825
Universal City, Florida Holding Co., 8.375%, 2010                          240,000              247,200
                                                                                           ------------
                                                                                           $  1,294,937
-------------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverages - 0.8%
-------------------------------------------------------------------------------------------------------
Chaoda Modern Agriculture Holdings, 7.75%, 2010 (a)                   $    359,000         $    359,000
Doane Pet Care Co., 10.625%, 2015                                          135,000              164,700
                                                                                           ------------
                                                                                           $    523,700
-------------------------------------------------------------------------------------------------------
Forest & Paper Products - 3.5%
-------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp., 9.5%, 2013                     $    870,000         $    843,900
Jefferson Smurfit Corp., 8.25%, 2012                                       555,000              538,350
JSG Funding LLC, 11.5%, 2015 (a)(p)                                 EUR    504,074              661,194
Millar Western Forest Products Ltd., 7.75%, 2013                      $    175,000              139,125
Norske Skog Canada Ltd., 7.375%, 2014                                       40,000               37,500
Sino-Forest Corp., 9.125%, 2011 (a)                                         12,000               12,915
Stone Container Corp., 7.375%, 2014                                         90,000               82,800
                                                                                           ------------
                                                                                           $  2,315,784
-------------------------------------------------------------------------------------------------------
Gaming & Lodging - 3.1%
-------------------------------------------------------------------------------------------------------
Greektown Holdings, 10.75%, 2013 (a)                                  $    345,000         $    362,250
Majestic Star Casino LLC, 9.75%, 2011 (a)                                  125,000              128,125
NCL Corp. Ltd., 10.625%, 2014                                              360,000              363,600
Pinnacle Entertainment, Inc., 8.25%, 2012                                  195,000              203,775
Resorts International Hotel & Casino, Inc., 11.5%, 2009                    400,000              437,000
Station Casinos, Inc., 6.875%, 2016                                         25,000               24,563
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015                     320,000              315,200
Wynn Las Vegas LLC, 6.625%, 2014                                           215,000              209,088
                                                                                           ------------
                                                                                           $  2,043,601
-------------------------------------------------------------------------------------------------------
Industrial - 2.2%
-------------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011 (a)                             $    195,000         $    212,550
Da-Lite Screen Co., Inc., 9.5%, 2011                                       120,000              127,500
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                          380,000              388,075
JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67% to 2013                 335,000              289,775
Knowledge Learning Corp., 7.75%, 2015 (a)                                   85,000               80,644
Milacron Escrow Corp., 11.5%, 2011                                         390,000              371,475
                                                                                           ------------
                                                                                           $  1,470,019
-------------------------------------------------------------------------------------------------------
Insurance - 0.5%
-------------------------------------------------------------------------------------------------------
MultiPlan, Inc., 10.375%, 2016 (a)                                    $    315,000         $    320,119
-------------------------------------------------------------------------------------------------------
Machinery & Tools- 1.0%
-------------------------------------------------------------------------------------------------------
Case Corp., 7.25%, 2016                                               $    220,000         $    214,500
Case New Holland, Inc., 9.25%, 2011                                        205,000              217,813
Case New Holland, Inc., 7.125%, 2014 (a)                                   215,000              211,237
                                                                                           ------------
                                                                                           $    643,550
-------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 2.3%
-------------------------------------------------------------------------------------------------------
Accellent, Inc., 10.5%, 2013                                          $    135,000         $    145,125
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015                           370,000              261,775
DaVita, Inc., 6.625%, 2013                                                  80,000               79,000
DaVita, Inc., 7.25%, 2015                                                  150,000              150,000
Psychiatric Solutions, Inc., 7.75%, 2015                                    55,000               56,375
Select Medical Corp., 7.625%, 2015                                         270,000              243,675
Triad Hospitals, Inc., 7%, 2013                                            175,000              170,844
U.S. Oncology, Inc., 10.75%, 2014                                          275,000              307,656
Universal Hospital Services, Inc., 10.125%, 2011                           105,000              108,413
                                                                                           ------------
                                                                                           $  1,522,863
-------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 1.3%
-------------------------------------------------------------------------------------------------------
ANR Pipeline Co., 9.625%, 2021                                        $    105,000         $    126,165
Atlas Pipeline Partners LP, 8.125%, 2015 (a)                                80,000               82,600
Colorado Interstate Gas Co., 5.95%, 2015                                    95,000               89,866
El Paso Energy Corp., 7%, 2011                                             300,000              299,250
El Paso Energy Corp., 7.75%, 2013                                          235,000              242,344
                                                                                           ------------
                                                                                           $    840,225
-------------------------------------------------------------------------------------------------------
Network & Telecom - 3.8%
-------------------------------------------------------------------------------------------------------
Axtel S.A. de C.V., 11%, 2013                                         $    188,000         $    212,440
Cincinnati Bell, Inc., 8.375%, 2014                                        205,000              209,612
Citizens Communications Co., 9.25%, 2011                                   170,000              186,787
Citizens Communications Co., 9%, 2031                                      240,000              257,400
Global Crossing UK Finance, 10.75%, 2014                                    80,000               83,800
Hawaiian Telecom Communications, Inc., 9.75%, 2013 (a)                     130,000              134,550
Hawaiian Telecom Communications, Inc., 12.5%, 2015 (a)                     190,000              200,450
Nordic Telephone Co. Holdings, 8.25%, 2016 (a)                      EUR     50,000               62,984
Nordic Telephone Co. Holdings, 8.875%, 2016 (a)                       $     55,000               57,200
Nordic Telephone Co. Holdings, FRN, 8.352%, 2016 (a)                EUR     50,000               62,984
Qwest Capital Funding, Inc., 7.25%, 2011                              $    175,000              175,656
Qwest Corp., 7.875%, 2011                                                  180,000              188,775
Qwest Corp., 8.875%, 2012                                                  175,000              191,625
Time Warner Telecom Holdings, Inc., 9.25%, 2014                            235,000              250,275
Verizon New York, Inc., 7.375%, 2032                                       288,000              288,303
                                                                                           ------------
                                                                                           $  2,562,841
-------------------------------------------------------------------------------------------------------
Oil Services - 0.2%
-------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 9%, 2014                                      $    125,000         $    134,375
-------------------------------------------------------------------------------------------------------
Pharmaceuticals- 0.6%
-------------------------------------------------------------------------------------------------------
Warner Chilcott Corp., 8.75%, 2015 (a)                                $    375,000         $    373,125
-------------------------------------------------------------------------------------------------------
Printing & Publishing - 3.2%
-------------------------------------------------------------------------------------------------------
American Media Operations, Inc., 8.875%, 2011                         $    260,000         $    230,100
Dex Media, Inc., 0% to 2008, 9% to 2013                                    545,000              463,250
Dex Media, Inc., 0% to 2008, 9% to 2013                                    210,000              178,500
Houghton Mifflin Co., 0% to 2008, 11.5% to 2013                            385,000              327,250
PRIMEDIA, Inc., 8.875%, 2011                                               295,000              283,938
PRIMEDIA, Inc., 8%, 2013                                                    25,000               22,625
R.H. Donnelley Corp., 8.875%, 2016 (a)                                     240,000              246,900
WDAC Subsidiary Corp., 8.375%, 2014 (a)                                    365,000              362,263
                                                                                           ------------
                                                                                           $  2,114,826
-------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.2%
-------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012                                        $    121,000         $    130,075
-------------------------------------------------------------------------------------------------------
Restaurants - 0.6%
-------------------------------------------------------------------------------------------------------
Denny's Corp. Holdings, Inc., 10%, 2012                               $    100,000         $    104,250
El Pollo Loco, Inc., 11.75%, 2013 (a)                                      135,000              139,725
Uno Restaurant Corp., 10%, 2011 (a)                                        195,000              156,000
                                                                                           ------------
                                                                                           $    399,975
-------------------------------------------------------------------------------------------------------
Retailers - 3.3%
-------------------------------------------------------------------------------------------------------
Buhrmann U.S., Inc., 7.875%, 2015                                     $    180,000         $    182,250
Burlington Coat Factory Warehouse Corp., 11.125%, 2014 (a)                 235,000              238,525
Burlington Coat Factory Warehouse Corp., 0% to 2008,
14.5% to 2014 (a)                                                          385,000              298,375
Couche-Tard, Inc., 7.5%, 2013                                              170,000              172,975
Eye Care Centers of America, 10.75%, 2015                                  145,000              145,725
GSC Holdings Corp., 8%, 2012 (a)                                           265,000              265,331
Jean Coutu Group (PJC), Inc., 7.625%, 2012                                 115,000              112,987
Jean Coutu Group (PJC), Inc., 8.5%, 2014                                   125,000              117,187
Mothers Work, Inc., 11.25%, 2010                                           145,000              152,975
Neiman Marcus Group, Inc., 9%, 2015 (a)                                    165,000              175,313
Neiman Marcus Group, Inc., 10.375%, 2015 (a)                               140,000              149,800
Rite Aid Corp., 8.125%, 2010                                               130,000              132,925
Rite Aid Corp., 7.7%, 2027                                                  95,000               75,525
                                                                                           ------------
                                                                                           $  2,219,893
-------------------------------------------------------------------------------------------------------
Specialty Stores - 0.2%
-------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc., 8.25%, 2013                                 $    125,000         $    131,250
-------------------------------------------------------------------------------------------------------
Steel - 0.2%
-------------------------------------------------------------------------------------------------------
Chaparral Steel Co., 10%, 2013                                        $    125,000         $    140,000
-------------------------------------------------------------------------------------------------------
Supermarkets - 0.1%
-------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc., 8.75%, 2012                                    $     60,000         $     59,100
-------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.3%
-------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 12%, 2009                                     $    129,000         $    138,191
Centennial Communications Corp., 10%, 2013                                  30,000               31,200
Centennial Communications Corp., 10.125%, 2013                             140,000              153,125
Rogers Wireless, Inc., 7.5%, 2015                                           65,000               68,413
Rural Cellular Corp., 9.75%, 2010                                          213,000              219,656
Wind Acquisition Finance S.A., 10.75%, 2015 (a)                            225,000              248,625
                                                                                           ------------
                                                                                           $    859,210
-------------------------------------------------------------------------------------------------------
Tobacco - 0.5%
-------------------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc., 7.3%, 2015                      $    340,000         $    345,100
-------------------------------------------------------------------------------------------------------
Transportation - 0.4%
-------------------------------------------------------------------------------------------------------
Arpeni Pratama Ocean Line PT, 8.75%, 2013 (a)                         $    275,000         $    273,625
-------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.0%
-------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75%, 2034                                   $    145,000         $    156,600
Mission Energy Holding Co., 13.5%, 2008                                    130,000              147,713
NGC Corp. Capital Trust, 8.316%, 2027                                      275,000              239,250
NRG Energy, Inc., 7.375%, 2016                                             430,000              433,763
Reliant Energy, Inc., 6.75%, 2014                                           60,000               54,600
Reliant Resources, Inc., 9.25%, 2010                                       200,000              202,750
TXU Corp., 5.55%, 2014                                                     110,000              102,220
                                                                                           ------------
                                                                                           $  1,336,896
-------------------------------------------------------------------------------------------------------
    TOTAL BONDS (IDENTIFIED COST, $43,321,906)                                             $ 44,338,089
-------------------------------------------------------------------------------------------------------
Common Stocks - 26.7%
-------------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.3%
-------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., "A" (l)                                     30,000         $    235,500
-------------------------------------------------------------------------------------------------------
Automotive - 1.3%
-------------------------------------------------------------------------------------------------------
Magna International, Inc., "A"                                               9,500         $    745,275
TRW Automotive Holdings Corp. (l)(n)                                         5,800              128,644
                                                                                           ------------
                                                                                           $    873,919
-------------------------------------------------------------------------------------------------------
Business Services - 0.0%
-------------------------------------------------------------------------------------------------------
Anacomp, Inc., "B" (l)(n)                                                       30         $        308
-------------------------------------------------------------------------------------------------------
Chemicals - 0.4%
-------------------------------------------------------------------------------------------------------
Huntsman Corp. (n)                                                           5,800         $    113,970
Nalco Holding Co. (n)                                                        6,600              124,410
                                                                                           ------------
                                                                                           $    238,380
-------------------------------------------------------------------------------------------------------
Computer Software - 1.5%
-------------------------------------------------------------------------------------------------------
Symantec Corp. (l)(n)                                                       61,100         $  1,000,818
-------------------------------------------------------------------------------------------------------
Construction - 1.6%
-------------------------------------------------------------------------------------------------------
Masco Corp. (l)                                                             33,700         $  1,075,030
-------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.2%
-------------------------------------------------------------------------------------------------------
Brink's Co. (l)                                                              2,200         $    111,760
-------------------------------------------------------------------------------------------------------
Containers - 2.7%
-------------------------------------------------------------------------------------------------------
Crown Holdings, Inc. (n)                                                     2,800         $     44,884
Owens-Illinois, Inc. (l)(n)                                                 97,000            1,773,160
                                                                                           ------------
                                                                                           $  1,818,044
-------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.6%
-------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                     41,200         $  1,085,620
-------------------------------------------------------------------------------------------------------
Energy - Independent - 1.8%
-------------------------------------------------------------------------------------------------------
Apache Corp.                                                                15,200         $  1,079,808
Foundation Coal Holdings, Inc. (l)                                           3,000              152,100
                                                                                           ------------
                                                                                           $  1,231,908
-------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 2.4%
-------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp. (l)(n)                                              189,400         $  1,575,808
-------------------------------------------------------------------------------------------------------
Medical Equipment - 1.6%
-------------------------------------------------------------------------------------------------------
Pall Corp. (l)                                                              35,400         $  1,068,372
-------------------------------------------------------------------------------------------------------
Metals & Mining - 0.0%
-------------------------------------------------------------------------------------------------------
International Utility Structures, Inc. (n)                                 254,700         $          0
-------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.2%
-------------------------------------------------------------------------------------------------------
Ferrell Gas Partners LP                                                      6,088         $    129,979
-------------------------------------------------------------------------------------------------------
Network & Telecom - 1.7%
-------------------------------------------------------------------------------------------------------
Nortel Networks Corp. (n)                                                  439,300         $  1,168,538
-------------------------------------------------------------------------------------------------------
Oil Services - 3.4%
-------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp. (l)                                                     36,830         $  2,254,364
-------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.8%
-------------------------------------------------------------------------------------------------------
Wyeth                                                                       24,600         $  1,197,282
-------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.0%
-------------------------------------------------------------------------------------------------------
Golden Books Family Entertainment, Inc. (n)                                 53,266         $          0
-------------------------------------------------------------------------------------------------------
Real Estate - 0.3%
-------------------------------------------------------------------------------------------------------
Mills Corp. (l)                                                              5,500         $    175,505
-------------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.3%
-------------------------------------------------------------------------------------------------------
Lyondell Chemical Co. (l)                                                    8,500         $    204,850
Sterling Chemicals, Inc. (n)                                                     8                   95
                                                                                           ------------
                                                                                           $    204,945
-------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.2%
-------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR (l)                                                  4,432         $    105,038
-------------------------------------------------------------------------------------------------------
Telephone Services - 3.0%
-------------------------------------------------------------------------------------------------------
Adelphia Business Solutions, Inc. (n)                                       40,000         $          0
NTL, Inc.                                                                   17,030              467,984
Sprint Nextel Corp.                                                         62,300            1,545,040
                                                                                           ------------
                                                                                           $  2,013,024
-------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 0.4%
-------------------------------------------------------------------------------------------------------
NRG Energy, Inc. (l)(n)                                                      6,227         $    296,343
-------------------------------------------------------------------------------------------------------
    TOTAL COMMON STOCKS (IDENTIFIED COST, $17,705,551)                                     $ 17,860,485
-------------------------------------------------------------------------------------------------------
Floating Rate Loans - 0.3% (g)(r)
-------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.2%
-------------------------------------------------------------------------------------------------------
Georgia Pacific, Second Lien Term Loan, 7.94%, 2013                   $     46,667         $     47,653
Georgia Pacific, Term Loan, 6.88%, 2013                                     93,100               93,565
                                                                                           ------------
                                                                                           $    141,218
-------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.1%
-------------------------------------------------------------------------------------------------------
HealthSouth Corp., Bridge Loan, 9.58%, 2007                           $     70,000         $     69,504
-------------------------------------------------------------------------------------------------------
    TOTAL FLOATING RATE LOANS (IDENTIFIED COST, $209,170)                                  $    210,722
-------------------------------------------------------------------------------------------------------

Convertible Preferred Stocks - 0.7%
-------------------------------------------------------------------------------------------------------
Automotive - 0.4%
-------------------------------------------------------------------------------------------------------
General Motors Corp., "B", 5.25% (l)                                        17,155         $    284,945
-------------------------------------------------------------------------------------------------------
Real Estate - 0.3%
-------------------------------------------------------------------------------------------------------
Mills Corp., 6.75% (a)                                                         100         $     88,500
Mills Corp., "F", 6.75%                                                        100               88,500
                                                                                           ------------
                                                                                           $    177,000
-------------------------------------------------------------------------------------------------------
    TOTAL CONVERTIBLE PREFERRED STOCKS
    (IDENTIFIED COST, $448,896)                                                            $    461,945
-------------------------------------------------------------------------------------------------------

Preferred Stocks - 3.3%
-------------------------------------------------------------------------------------------------------
Advertising & Broadcasting- 3.3%
-------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 14.25% (p)                                        148         $  1,328,300
Spanish Broadcasting Systems, Inc., "B", 10.75% (p)                            775              852,500
                                                                                           ------------
                                                                                           $  2,180,800
-------------------------------------------------------------------------------------------------------
Consumer Goods & Services- 0.0%
-------------------------------------------------------------------------------------------------------
Renaissance Cosmetics, Inc., 14% (n)(p)                                      1,266         $          0
-------------------------------------------------------------------------------------------------------
Real Estate- 0.0%
-------------------------------------------------------------------------------------------------------
HRPT Properties Trust, REIT, "B", 8.75% (l)                                    200         $      5,114
-------------------------------------------------------------------------------------------------------
Telephone Services- 0.0%
-------------------------------------------------------------------------------------------------------
PTV, Inc., "A", 10% (l)                                                          8         $         16
-------------------------------------------------------------------------------------------------------
    TOTAL PREFERRED STOCKS (IDENTIFIED COST, $1,977,332)                                   $  2,185,930
-------------------------------------------------------------------------------------------------------
Warrants - 0.4%
-------------------------------------------------------------------------------------------------------
                                                  STRIKE           FIRST
ISSUER                                             PRICE        EXERCISE     SHARES/PAR           VALUE
-------------------------------------------------------------------------------------------------------
Business Services - 0.0%
-------------------------------------------------------------------------------------------------------
Anacomp, Inc. (n)                                 $61.54      12/10/2001          5,841    $        117
-------------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.4%
-------------------------------------------------------------------------------------------------------
Republic of Venezuela, Oil-Indexed
Payment Obligation, expires 2020                     N/A             N/A          6,315    $    233,055
-------------------------------------------------------------------------------------------------------
Network & Telecom - 0.0%
-------------------------------------------------------------------------------------------------------
Metricom, Inc. (n)                                $87.00       8/15/2000            775    $          0
-------------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.0%
-------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. (n)                      $52.00      12/31/2002             14    $          1
-------------------------------------------------------------------------------------------------------
    TOTAL WARRANTS (IDENTIFIED COST, $235,421)                                             $    233,173
-------------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 9.9%
-------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                          6,612,876       $6,612,876
-------------------------------------------------------------------------------------------------------

Repurchase Agreement - 0.2%
-------------------------------------------------------------------------------------------------------
ISSUER                                                                  SHARES/PAR        VALUE ($)
-------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., 4.77%, dated 4/28/06, due 5/01/06, total to be received $130,052 (secured by various U.S. Treasury and Federal
Agency obligations in a jointly traded account), at Cost              $    130,000         $    130,000

-------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS (IDENTIFIED COST, $70,641,152) (k)                                   $ 72,033,220
-------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (7.9)%                                                      (5,255,408)
-------------------------------------------------------------------------------------------------------
    NET ASSETS - 100.0%                                                                    $ 66,777,812
-------------------------------------------------------------------------------------------------------

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
    At period end, the aggregate value of these securities was $10,978,800, representing 16.4% of net assets.
(e) The rate shown represents a current effective yield.
(g) The rate shown represents a weighted average coupon rate at period end.
(i) Interest only security for which the trust receives interest on notional principal (Par amount).
    Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of April 30, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $44,012,008 and 61.10% of market value, of which 61.10% of market value was provided by an independent pricing service using an evaluated bid.
(l) All or a portion of this security is on loan.
(n) Non-income producing security.
(p) Payment-in kind security.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR            American Depository Receipt
FRN            Floating Rate Note. The interest rate is the rate in effect as of period end.
REIT           Real Estate Investment Trust

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR            Euro

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sales and Purchases in the table below are netted by currency.

                                                                                        NET UNREALIZED
      CONTRACTS TO                  SETTLEMENT                            CONTRACTS       APPRECIATION
     DELIVER/RECEIVE                      DATE     IN EXCHANGE FOR         AT VALUE     (DEPRECIATION)
------------------------------------------------------------------------------------------------------
SALES
------------------------------------------------------------------------------------------------------
EUR   1,100,706                5/17/06-6/13/06          $1,341,894       $1,392,394          $(50,500)
-------------------------------------------------------------------------------------------------------
PURCHASES
-------------------------------------------------------------------------------------------------------
EUR   204,810                  5/17/06-6/13/06          $  250,355       $  258,720          $  8,365
-------------------------------------------------------------------------------------------------------

At April 30, 2006, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $831 with Merrill Lynch International.

CREDIT DEFAULT SWAPS

                                                                                          UNREALIZED
                 NOTIONAL PRINCIPAL                                                      APPRECIATION
EXPIRATION       AMOUNT OF CONTRACT                     DESCRIPTION                     (DEPRECIATION)
------------------------------------------------------------------------------------------------------

3/20/11               $500,000        Agreement between the trust and Merrill Lynch        $(8,636)
                                      International to exchange the credit risk of
                                      Sherwin-Williams Co. As a buyer of protection,
                                      the trust agrees to pay Merrill Lynch quarterly
                                      at a fixed annual rate of 0.98% of the notional
                                      amount of $500,000 until maturity on March 20,
                                      2011. If Sherwin-Williams Co. experiences one of
                                      the following credit events: bankruptcy, failure
                                      to pay, or a restructuring, the trust would then
                                      purchase $500,000 par of Sherwin-Williams bonds
                                      at the post credit event market price, and then
                                      deliver those bonds to Merrill Lynch, who in
                                      turn would deliver $500,000 in cash to the
                                      trust.

At April 30, 2006, the trust had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities (unaudited)

This statement represents your trust's balance sheet, which details the assets and liabilities comprising the total value of the trust.

AT 4/30/06

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value, including $6,452,225 of securities on
loan (identified cost, $70,641,152)                                  $72,033,220
Cash                                                                       1,789
Receivable for forward foreign currency exchange contracts                 8,365
Receivable for investments sold                                        1,715,509
Interest and dividends receivable                                        922,764
Other assets                                                              10,087
------------------------------------------------------------------------------------------------------
Total assets                                                                               $74,691,734
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Payable to custodian                                                      $1,170
Payable to dividend disbursing agent                                      50,209
Payable for forward foreign currency exchange contracts                   50,500
Payable for forward foreign currency exchange contracts subject
to master netting agreements                                                 831
Payable for investments purchased                                      1,020,574
Unrealized depreciation on credit default swaps                            8,636
Collateral for securities loaned, at value                             6,612,876
Payable to affiliates
  Management fee                                                           4,949
  Transfer agent and dividend disbursing costs                             4,374
  Administrative services fee                                                167
Payable for independent trustees' compensation                           132,643
Accrued expenses and other liabilities                                    26,993
------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $7,913,922
------------------------------------------------------------------------------------------------------
Net assets                                                                                 $66,777,812
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Paid-in capital                                                      $72,010,651
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies            1,340,524
Accumulated net realized gain (loss) on investments and foreign
currency transactions                                                 (4,748,295)

Accumulated distributions in excess of net investment income          (1,825,068)
------------------------------------------------------------------------------------------------------
Net assets                                                                                 $66,777,812
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding (7,057,194 issued,
less 256,600 treasury shares)                                                                6,800,594
------------------------------------------------------------------------------------------------------
Net asset value per share (net assets of $66,777,812 /
6,800,594 shares of beneficial interest outstanding)                                             $9.82
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations (unaudited)

This statement describes how much your trust earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by trust operations.

SIX MONTHS ENDED 4/30/06

NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Income
  Interest                                                             $1,986,932
  Dividends                                                               257,196
  Foreign taxes withheld                                                   (1,302)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                      $2,242,826
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                         $300,253
  Transfer agent and dividend disbursing costs                             13,615
  Administrative services fee                                               8,256
  Independent trustees' compensation                                        7,617
  Stock exchange fee                                                       12,465
  Custodian fee                                                            25,994
  Shareholder communications                                               29,450
  Auditing fees                                                            34,423
  Legal fees                                                                2,485
  Miscellaneous                                                             7,723
-------------------------------------------------------------------------------------------------------
Total expenses                                                                                 $442,281
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (24,528)
  Reduction of expenses by investment adviser                                (227)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                   $417,526
-------------------------------------------------------------------------------------------------------
Net investment income                                                                        $1,825,300
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                               $(107,736)
  Swap transactions                                                          (258)
  Foreign currency transactions                                             5,795
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                         $(102,199)
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                          $2,686,339
  Swap transactions                                                        (8,636)
  Translation of assets and liabilities in foreign currencies             (51,762)
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                         $2,625,941
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                             $2,523,742
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                         $4,349,042
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS ENDED               YEAR ENDED
                                                                      4/30/06                 10/31/05
                                                                  (UNAUDITED)
CHANGE IN NET ASSETS
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
------------------------------------------------------------------------------------------------------
  Net investment income                                            $1,825,300               $4,064,833
  Net realized gain (loss) on investments and foreign
  currency transactions                                              (102,199)                 700,237
  Net unrealized gain (loss) on investments and foreign
  currency translation                                              2,625,941               (1,004,754)
------------------------------------------------------------------------------------------------------
Change in net assets from operations                               $4,349,042               $3,760,316
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
  From net investment income                                      $(3,300,535)             $(4,852,320)
------------------------------------------------------------------------------------------------------
  From paid-in capital                                                     --               (2,004,062)
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(3,300,535)             $(6,856,382)
------------------------------------------------------------------------------------------------------
Change in net assets from trust share transactions                   $251,739                 $634,182
------------------------------------------------------------------------------------------------------
Total change in net assets                                         $1,300,246              $(2,461,884)
------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
At beginning of period                                             65,477,566               67,939,450
At end of period (including accumulated distributions in
excess of net investment income of $1,825,068 and $349,833,
respectively)                                                     $66,777,812              $65,477,566
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the trust's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single trust share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the trust share class (assuming reinvestment of all distributions) held for the entire period.

                                             SIX MONTHS                              YEARS ENDED 10/31
                                                  ENDED      ------------------------------------------------------------------
                                                4/30/06            2005           2004           2003         2002         2001
                                            (UNAUDITED)
Net asset value, beginning of period              $9.66          $10.12          $9.80          $7.50        $8.63       $11.67
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS (x)
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                       $0.27           $0.60          $0.59          $0.59        $0.71        $0.77
  Net realized and unrealized gain (loss)
  on investments and foreign currency              0.38           (0.04)          0.74           2.56        (0.86)       (2.16)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $0.65           $0.56          $1.33          $3.15       $(0.15)      $(1.39)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                     $(0.49)         $(0.72)        $(0.58)        $(0.57)      $(0.98)      $(0.83)
  From net realized gain on investments and
  foreign currency transactions                      --              --             --          (0.28)          --           --
  From paid-in capital                               --           (0.30)         (0.43)            --           --        (0.82)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders     $(0.49)         $(1.02)        $(1.01)        $(0.85)      $(0.98)      $(1.65)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $9.82           $9.66         $10.12          $9.80        $7.50        $8.63
-------------------------------------------------------------------------------------------------------------------------------
Per share market value, end of period             $9.86          $10.85         $11.60         $10.40        $7.25       $14.30
-------------------------------------------------------------------------------------------------------------------------------
Total return at market value (%) (r)(s)           (4.50)(n)        2.77          22.56(b)       58.07       (43.54)       16.99
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)             1.34(a)         1.37           1.28           1.34         1.56         1.53
Expenses after expense reductions (f)              1.34(a)         1.37           1.28           1.34         1.56         1.53
Net investment income                              5.57(a)         5.95           5.82           6.75         8.39         7.49
Portfolio turnover                                   39              47             72             94          137           49
Net assets at end of period (000 Omitted)       $66,778         $65,478        $67,939        $65,195      $49,622      $56,598
-------------------------------------------------------------------------------------------------------------------------------
(a) Annualized.
(b) The trust's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the trust may receive proceeds from litigation settlements, without which performance would be lower.
(x) Effective November 1, 2001, the trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to November 1, 2001 have not been restated to reflect this change.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Special Value Trust (the trust) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The trust can invest in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The trust can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 397 days or less are generally valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Swaps are generally valued at a broker-dealer bid quotation. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. These valuations can be based on both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value.

REPURCHASE AGREEMENTS - The trust may enter into repurchase agreements with institutions that the trust's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The trust requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the trust to obtain those securities in the event of a default under the repurchase agreement. The trust monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the trust under each such repurchase agreement. The trust, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS - The trust may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the trust to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The trust may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the trust uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include forward foreign currency exchange contracts and swap agreements.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The trust may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the trust may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The trust may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the trust may enter into contracts with the intent of changing the relative exposure of the trust's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SWAP AGREEMENTS - The trust may enter into swap agreements. A swap is an exchange of cash payments between the trust and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation in the Statement of Operations. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based.

CREDIT DEFAULT SWAPS - The trust may enter into credit default swaps to limit or to reduce risk exposure of the trust to credit events such as bankruptcy, failure to pay, or a restructuring of corporate and sovereign issuers. The trust may also use credit default swaps to create direct or synthetic short or long exposure to domestic or foreign corporate debt securities or certain sovereign debt securities to which the trust is not otherwise exposed. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer on its obligation.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the trust to certain qualified institutions (the "Borrowers") approved by the trust. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the trust with indemnification against Borrower default. The trust bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the trust and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the trust and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The trust earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, consent fees, and prepayment fees. These fees are recorded on an accrual basis as income in the accompanying financial statements. The trust may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the trust. Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The trust's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the trust. During the six months ended April 30, 2006, the trust's custodian fees were reduced by $24,528 under this arrangement. This amount is shown as a reduction of total expenses on the Statement of Operations. The trust has entered into a commission recapture agreement, under which certain brokers will credit the trust a portion of the commissions generated, to offset certain expenses of the trust. For the six months ended April 30, 2006, the trust did not receive any credits under this agreement. Effective January 1, 2006, the commission recapture agreement was terminated.

TAX MATTERS AND DISTRIBUTIONS - The trust intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the trust in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. The trust pays monthly distributions based on an annual rate of 10% of the trust's average daily net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. No such designation had been made for the six months ended April 30, 2006. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, defaulted bonds, passive foreign investment companies, wash sale loss deferrals, foreign currency transactions, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                     OCTOBER 31, 2005   OCTOBER 31, 2004
     Ordinary income (including any
     short-term capital gains)             $4,852,320         $3,870,737

     Tax return of capital(1)               2,004,062          2,877,470
     -------------------------------------------------------------------
     Total distributions                   $6,856,382         $6,748,207
     -------------------------------------------------------------------

(1) Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF APRIL 30, 2006

          Cost of investments                            $73,873,247
          ----------------------------------------------------------
          Gross appreciation                              $4,659,197
          Gross depreciation                              (6,499,224)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $(1,840,027)

          AS OF OCTOBER 31, 2005

          Capital loss carryforwards                     $(1,466,084)
          Other temporary differences                       (329,399)
          Net unrealized appreciation (depreciation)      (4,485,863)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of October 31, 2005, the trust had available capital loss carryforwards to offset future realized gains. Such losses expire as follows:

              October 31, 2012                        $(322,473)
              October 31, 2013                       (1,143,611)
              --------------------------------------------------
                                                    $(1,466,084)

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 0.68% of the trust's average daily net assets and 3.40% of gross investment income. The management fee, from net assets and gross investment income, incurred for the six months ended April 30, 2006 was equivalent to an annual effective rate of 0.92% of the trust's average daily net assets.

TRANSFER AGENT - The trust pays a portion of transfer agent and dividend-disbursing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the trust, for its services as registrar and dividend-disbursing agent. The agreement provides that the trust will pay MFSC an account maintenance fee of no more than $9.00 and a dividend services fee of $0.75 per reinvestment. For the six months ended April 30, 2006, these fees amounted to $7,089. MFSC also receives payment from the trust for out-of-pocket expenses paid by MFSC on behalf of the trust. For the six months ended April 30, 2006, these costs amounted to $5,524.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the trust's annual fixed amount was $10,000. Effective April 1, 2006, the trust's annual fixed amount is $17,500. The administrative services fee incurred for the six months ended April 30, 2006 was equivalent to an annual effective rate of 0.0252% of the trust's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The trust pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The trust does not pay compensation directly to Trustees or to officers of the trust who are also officers of the investment adviser, all of whom receive remuneration for their services to the trust from MFS. Certain officers and Trustees of the trust are officers or directors of MFS and MFSC. The trust has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $2,674. The trust also has an unfunded retirement benefit deferral plan for certain current Independent Trustees which resulted in an expense of $91. Both amounts are included in Independent trustees' compensation for the six months ended April 30, 2006. The deferred liability for retirement benefits payable to retired Trustees and certain current Trustees amounted to $60,830 and $60,406, respectively, at April 30, 2006, and is included in payable for independent trustees' compensation.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) Independent Trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Trustees are no longer allowed to defer compensation under the Plan. Amounts previously deferred are treated as though equivalent dollar amounts had been invested in shares of the trust or other MFS funds selected by the Trustee. Deferred amounts represent an unsecured obligation of the trust until distributed in accordance with the Plan. Included in other assets and payable for independent trustees' compensation is $10,087 of Deferred Trustees' Compensation.

OTHER - This trust and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended April 30, 2006, the fee paid to Tarantino LLC was $250. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $227, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $24,990,407 and $25,427,289, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the trust of up to 10% annually of its own shares of beneficial interest. During the six months ended April 30, 2006, the trust did not repurchase any shares. Transactions in trust shares were as follows:

                                SIX MONTHS ENDED                YEAR ENDED
                                 APRIL 30, 2006              OCTOBER 31, 2005
                            SHARES          AMOUNT       SHARES          AMOUNT

Shares issued to
shareholders in
reinvestment of
distributions               25,406         $251,739      58,705         $634,182

(6) LINE OF CREDIT

The trust and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the trust for the six months ended April 30, 2006 was $223, and is included in the miscellaneous expense on the Statement of Operations. The trust had no significant borrowings during the six months ended April 30, 2006.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of MFS Special Value Trust:

We have reviewed the accompanying statement of assets and liabilities of the MFS Special Value Trust (the Trust), including the portfolio of investments, as of April 30, 2006, and the related statements of operations, changes in net assets, and financial highlights for the six-month period ended April 30, 2006. These interim financial statements are the responsibility of the Trust's management.

We conducted our review in accordance with the standards of the Public Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2005, and financial highlights for each of the five years in the period ended October 31, 2005, and in our report dated December 13, 2005, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

                                               /s/ ERNST & YOUNG LLP
Boston, Massachusetts
June 12, 2006

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION AND NUMBER OF SHAREHOLDERS

INVESTOR INFORMATION

Transfer Agent, Registrar and Dividend Disbursing Agent

Call 1-800-637-2304 any business day from 8 a.m. to 8 p.m. Eastern time

Write to:      MFS Service Center, Inc.
               P.O. Box 55024
               Boston, MA 02205-5024

NUMBER OF SHAREHOLDERS

As of April 30, 2006, our records indicate that there are 548 registered shareholders and approximately 5,128 shareholders owning trust shares in "street" name, such as through brokers, banks, and other financial intermediaries.

If you are a "street" name shareholder and wish to directly receive our reports, which contain important information about the trust, please write or call:

               MFS Service Center, Inc.
               P.O. Box 55024
               Boston, MA 02205-5024
               1-800-637-2304

[logo] M F S(R)
INVESTMENT MANAGEMENT

(C) 2006 MFS Investment Management(R)
500 Boylston Street, Boston, MA 02116.
                                                             MFV-SEM-06/06 10M

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to any element of the Code's definition enumerated in paragraph
(b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

General. Information regarding the portfolio managers of the MFS Special Value Trust (the "Fund") provided as of April 30, 2006 is set forth below.

                                                          TITLE AND FIVE YEAR
 PORTFOLIO MANAGER       PRIMARY ROLE        SINCE               HISTORY
 -----------------       ------------        -----        --------------------

John F. Addeo           Debt Securities      2002       Senior Vice President of
                       Portfolio Manager                MFS; employed in the
                                                        investment management
                                                        area of MFS since 1998.

Kenneth J. Enright     Equity Securities     2004       Senior Vice President of
                       Portfolio Manager                MFS; employed in the
                                                        investment management
                                                        area of MFS since 1986.

Scott B. Richards       Debt Securities      2004       Vice President of MFS;
                       Portfolio Manager                employed in the
                                                        investment management
                                                        area of MFS since 2004;
                                                        Head of the High Yield
                                                        Group at Columbia
                                                        Management Group from
                                                        1999 to 2003.

COMPENSATION. Portfolio manager total cash compensation as of April 30, 2006 is a combination of base salary and performance bonus:

  o Base Salary - Base salary represents a relatively smaller percentage of portfolio manager total cash compensation (generally below 33%) than incentive compensation.

  o Performance Bonus - Generally, incentive compensation represents a majority of portfolio manager total cash compensation. The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former (generally over 60%) and less weight given to the latter.

      >> The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the Fund and any other accounts managed by the portfolio manager) over a one-, three- and five-year period relative to the appropriate Lipper peer group universe and/or one or more benchmark indices with respect to each account. The primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served for shorter periods).

      >> The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts and traders) and management's assessment of overall portfolio manager contributions to the investment process (distinct from portfolio performance).

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process and other factors.

Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage of compensation provided by these benefits depends upon the length of the individual's tenure at MFS and salary level as well as other factors.

OWNERSHIP OF FUND SHARES. The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund's portfolio manager as of the Fund's semi-annual period ended April 30, 2006. The following dollar ranges apply:

         N. None
         A. $1 - $10,000
         B. $10,001 - $50,000
         C. $50,001 - $100,000
         D. $100,001 - $500,000
         E. $500,001 - $1,000,000
         F. Over $1,000,000

NAME OF PORTFOLIO MANAGER           DOLLAR RANGE OF EQUITY SECURITIES IN FUND
-------------------------           -----------------------------------------
John F. Addeo                                           N
Kenneth J. Enright                                      N
Scott B. Richards                                       N

OTHER ACCOUNTS. In addition to the Fund, the Fund's portfolio manager is responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which as of the Fund's semi-annual period ended April 30, 2006 were as follows:

                           REGISTERED INVESTMENT        OTHER POOLED INVESTMENT
                                 COMPANIES                     VEHICLES                 OTHER ACCOUNTS
                           ---------------------        -----------------------         --------------
                         NUMBER OF                     NUMBER OF                    NUMBER OF
         NAME            ACCOUNTS*    TOTAL ASSETS*    ACCOUNTS     TOTAL ASSETS    ACCOUNTS    TOTAL ASSETS
John F. Addeo               10        $4.3 billion         1        $187 million        2      $533.7 billion

Kenneth J. Enright          12        $23.8 billion        0            N/A             2       $1.4 billion

Scott B. Richards           13        $4.7 billion         2       $477.2 million       2      $533.7 million

--------------
* Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

POTENTIAL CONFLICTS OF INTEREST. MFS seek to identify potential conflicts of interest resulting from a portfolio manager's management of both the Fund and other accounts and has adopted policies and procedures designed to address such potential conflicts.

In certain instances there may be securities which are suitable for the Fund's portfolio as well as for accounts with similar investment objectives of the Adviser or subsidiary of the Adviser. Securities transactions for the Fund and other accounts with similar investment objectives are generally executed on the same day, or the next day. Nevertheless, it may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In most cases, however, MFS believes that the Fund's ability to participate in volume transactions will produce better executions for the Fund.

MFS does not receive a performance fee for its management of the Fund. MFS and/or a portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund--for instance, those that pay a higher advisory fee and/or have a performance fee.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

-------------------------------------------------------------------------------
                            MFS SPECIAL VALUE TRUST
-------------------------------------------------------------------------------
                                                     (C)               (D)
                                                 TOTAL NUMBER    MAXIMUM NUMBER
                                                   OF SHARES    (OR APPROXIMATE
                                                 PURCHASED AS   DOLLAR VALUE) OF
                                        (B)        PART OF      SHARES THAT MAY
                            (A)       AVERAGE      PUBLICLY     YET BE PURCHASED
                       TOTAL NUMBER    PRICE      ANNOUNCED          UNDER
                        OF SHARES     PAID PER     PLANS OR       THE PLANS
PERIOD                  PURCHASED      SHARE       PROGRAMS        OR PROGRAMS
-------------------------------------------------------------------------------
11/1/05 - 11/30/05           0           n/a           0            673,558
-------------------------------------------------------------------------------
12/1/05 - 12/31/05           0           n/a           0            673,558
-------------------------------------------------------------------------------
 1/1/06 - 1/31/06            0           n/a           0            673,558
-------------------------------------------------------------------------------
 2/1/06 - 2/28/06            0           n/a           0            673,558
-------------------------------------------------------------------------------
 3/1/06 - 3/31/06            0           n/a           0            679,033
-------------------------------------------------------------------------------
 4/1/06 - 4/30/06            0           n/a           0            679,033
-------------------------------------------------------------------------------
       TOTAL                 0           n/a           0
-------------------------------------------------------------------------------

Note: The Board of Trustees approves procedures to repurchase Fund shares annually. The notification to shareholders of the program is included in the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of Fund shares that may be repurchased in each annual period (March 1 through the following February 28) to 10% of the Registrant's outstanding shares as of the first day of the plan year (March 1). The aggregate number of Fund shares available for repurchase for the March 1, 2006 plan year are 679,033.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of
    Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SPECIAL VALUE TRUST
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: June 23, 2006
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: June 23, 2006
      -------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 23, 2006
      -------------


* Print name and title of each signing officer under his or her signature.